Funded Status - United Kingdom (Detail) - Foreign Postretirement Benefit Plan - UNITED KINGDOM - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (27,369)	$ (32,875)
Fair value of plan assets	23,367	25,409	$ 21,422
Funded status	(4,002)	(7,466)
Non-current other liabilities (note 8)	$ (4,002)	$ (7,466)